Summary of the Aggregate Purchase Price Consideration Paid (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TBD Safety, LLC [Member]
Business Acquisition [Line Items]
Fair value of issued common shares	$ 4,203,632
Fair value of issued preferred shares	764,618
Fair value of contingent consideration	200,000
Purchase consideration	$ 5,168,250
UberMom[Member]
Business Acquisition [Line Items]
Fair value of issued common shares		$ 98,613
Purchase consideration		150,965
Cash paid		$ 52,352